CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	Treasury Stock at Cost [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY
Beginning Balance at Dec. 31, 2011		1,354,254		161	(1,736)		1,252,232		(41,133)		144,730
Beginning Balance (in shares) at Dec. 31, 2011				202,783,480
Net income / (loss)		90,092									90,092
Other comprehensive income (loss)		(555)							(555)
Repurchase of ordinary shares (Note 15)	(6,565)	(40,899)			(40,899)
Retirement of ordinary shares (Note 15)				(3)	42,635		(42,632)
Retirement of ordinary shares (Note 15) (in shares)				(5,704,700)
Issuance of ordinary shares upon exercise of employee share options (Note 15)		1,683					1,683
Issuance of ordinary shares upon exercise of employee share options (Note 15) (in shares)	368,160			368,160
Dividends (Note 17)		(378,472)					(378,472)
Ending Balance at Dec. 31, 2012		1,026,103		158			832,811		(41,688)		234,822
Ending Balance (in shares) at Dec. 31, 2012				197,446,940
Net income / (loss)		11,828									11,828
Other comprehensive income (loss)		65							65
Repurchase of ordinary shares (Note 15)
Issuance of ordinary shares upon exercise of employee share options (Note 15) (in shares)
Dividends (Note 17)		(192,470)					(192,470)
Ending Balance at Dec. 31, 2013		845,526		158			640,341		(41,623)		246,650
Ending Balance (in shares) at Dec. 31, 2013		197,446,940		197,446,940
Net income / (loss)	(2,219)	(13,771)									(13,771)
Other comprehensive income (loss)		(123)							(123)
Repurchase of ordinary shares (Note 15)
Issuance of ordinary shares upon exercise of employee share options (Note 15) (in shares)
Ending Balance at Dec. 31, 2014	$ 134,034	831,632	$ 25	158		$ 103,204	640,341	$ (6,728)	(41,746)	$ 37,533	232,879
Ending Balance (in shares) at Dec. 31, 2014	197,446,940		197,446,940